Financial assets and liabilities - Net debt and available liquidity (Details) € in Millions, R$ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 BRL (R$)	Dec. 01, 2025 USD ($)	Dec. 01, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 BRL (R$)	Sep. 24, 2024 USD ($)	Sep. 24, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financial assets and liabilities
Maximum amount drawable	$ 1,782,000,000					$ 1,193,000,000
Amount drawn	4,451,000,000					3,933,000,000
Available liquidity	442,000,000					353,000,000
Deferred debt issue costs	(32,000,000)					(31,000,000)
Net borrowings	4,419,000,000					3,902,000,000
Cash, cash equivalents and restricted cash	(522,000,000)					(610,000,000)					$ (443,000,000)	$ (555,000,000)
Derivative financial instruments used to hedge foreign currency and interest rate risk	3,000,000					13,000,000
Net debt	3,900,000,000					3,305,000,000					$ 3,312,000,000
Total Available Liquidity	964,000,000					963,000,000
Financial liabilities, at fair value	37,000,000					53,000,000
2.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable		€ 450				450,000,000
Amount drawn	$ 529,000,000	€ 450				$ 468,000,000	€ 450
Stated interest rate	2.00%	2.00%	2.00%			2.00%	2.00%	2.00%
3.250% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable	$ 600,000,000					$ 600,000,000
Amount drawn	$ 600,000,000					$ 600,000,000	€ 600
Stated interest rate	3.25%	3.25%	3.25%			3.25%	3.25%	3.25%
5.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable | €		€ 570			€ 570
Amount drawn	$ 670,000,000	€ 570
Stated interest rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
6.250% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable	$ 620,000,000
Amount drawn	$ 620,000,000
Stated interest rate	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%
6.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable				$ 620,000,000		$ 600,000,000
Amount drawn						$ 600,000,000	€ 600
Stated interest rate	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
3.000% Senior Green Notes
Financial assets and liabilities
Maximum amount drawable		€ 500				$ 500,000,000
Amount drawn	$ 587,000,000	€ 500				$ 519,000,000	€ 500
Stated interest rate	3.00%	3.00%	3.00%			3.00%	3.00%	3.00%
4.000% Senior Green Notes
Financial assets and liabilities
Maximum amount drawable	$ 1,050,000,000					$ 1,050,000,000
Amount drawn	$ 1,050,000,000					$ 1,050,000,000	€ 1,050
Stated interest rate	4.00%	4.00%	4.00%			4.00%	4.00%	4.00%
Senior Secured Term Loan
Financial assets and liabilities
Maximum amount drawable						$ 269,000,000
Amount drawn						280,000,000	€ 269
Net borrowings									$ 300,000,000	€ 269
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum amount drawable	$ 415,000,000
Maximum amount drawable	351,000,000					272,000,000
Available liquidity	351,000,000					272,000,000
Net borrowings	$ 0					0
Draw percentage threshold which, when exceeded, will trigger a fixed charge coverage covenant	90.00%	90.00%	90.00%
Bradesco Facility
Financial assets and liabilities
Maximum amount drawable | R$			R$ 500					R$ 500
Available liquidity	$ 91,000,000					81,000,000
Lease obligations
Financial assets and liabilities
Amount drawn	368,000,000					374,000,000
Other borrowings
Financial assets and liabilities
Amount drawn	$ 27,000,000					$ 42,000,000